Net Loss Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Incremental weighted average number of ordinary shares not considered in computation of diluted net loss per share	18,420,993	4,938,438	3,473,746